UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21719

INVESTMENT MANAGERS SERIES TRUST

(Exact name of registrant as specified in charter)

803 W. Michigan Street

Milwaukee, WI 53233

(Address of principal executive offices) (Zip code)

Constance Dye Shannon

UMB Fund Services, Inc.

803 West Michigan Street

Milwaukee, WI 53233

(Name and address of agent for service)

Registrant’s telephone number, including area code: (414) 299-2295

Date of fiscal year end: March 31

Date of reporting period: December 31, 2011

Item 1. Schedule of Investments.

Strategic Latin America Fund

Schedule of Investments

As of December 31, 2011 (Unaudited)

Principal Amount		Value

	Corporate Bonds – 43.4%
	Brazil – 11.7%
$150,000	Banco BMG S.A. 6.50%, 3/14/2014	$139,125
	Banco Cruzeiro do Sul S.A
100,000	7.00%, 7/8/2013	86,250
200,000	8.50%, 2/20/2015	154,000
150,000	Banco Daycoval S.A. 6.25%, 1/28/2016	151,450
100,000	Banco Fibra S.A. 5.13%, 4/29/2013	99,913
800,000	Banco Industrial e Comercial S.A. 6.25%, 1/20/2013	801,760
300,000	Empresa Energetica de Sergipe / S.A. de Eletrificacao da Paraiba 10.50%, 7/19/2013	328,500
1,000,000	JBS S.A. 10.50%, 8/4/2016	1,023,500
		2,784,498

	Colombia – 0.5%
100,000	Pacific Rubiales Energy Corp. 8.75%, 11/10/20161	114,083
	Germany – 0.7%
200,000	Dresdner Bank A.G./New York NY 7.25%, 9/15/2015	168,130

	Mexico – 26.5%
700,000	Alestra S.A. 11.75%, 8/11/2014	777,000
1,300,000	Cemex Finance LLC 9.50%, 12/14/2016[1]	1,134,692
600,000	Controladora Mabe S.A. C.V. 6.50%, 12/15/2015	606,588
850,000	Corp GEO S.A.B. de C.V. 8.88%, 9/25/2014	837,250
400,000	Credito Real S.A. de C.V. 10.25%, 4/14/2015[1]	410,180
500,000	Desarrolladora Homex S.A.B. de C.V. 7.50%, 9/28/2015[1]	492,500
1,400,000	Financiera Independencia S.A.B. de C.V. 10.00%, 3/30/2015	1,389,570
600,000	Grupo Petrotemex S.A. de C.V. 9.50%, 8/19/2014[1]	654,000
		6,301,780

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Strategic Latin America Fund

Schedule of Investments

As of December 31, 2011 (Unaudited)

Principal Amount		Value

	CORPORATE BONDS (Continued)
	Peru – 1.7%
$400,000	Banco de Credito del Peru 4.75%, 3/16/2016[1]	$403,000
	United States – 2.3%
273,520	Continental Airlines 2007-1 Class C Pass-Through Trust 7.34%, 4/19/2014[1]	266,682
100,000	International Lease Finance Corp. 6.38%, 3/25/2013	100,000
200,000	Nextel Communications, Inc. 7.38%, 8/1/2015[1]	184,000
		550,682

	Total Corporate Bonds (Cost $10,902,928)	10,322,173

Number of Shares		Value

	Common Stocks – 52.7%
	Consumer Discretionary – 6.8%
35,000	Desarrolladora Homex S.A.B. de C.V. - ADR (Mexico)*	590,450
28,000	Ford Motor Co. (United States)	301,280
35,000	Grupo Televisa S.A. - ADR (Mexico)	737,100

		1,628,830

	Consumer Staples – 1.6%
84,000	Alicorp S.A. (Peru)	186,909
16,000	Cresud SACIF y A - ADR (Argentina)	182,240

		369,149

	Energy – 3.2%
2,000	Hess Corp. (United States)	113,600
19,000	Petroleo Brasileiro S.A. - ADR (Brazil)	472,150
5,000	YPF S.A. - ADR (Argentina)	173,400
		759,150

	Financials – 12.2%
30,000	Banco Davivienda S.A. (Colombia)	322,827
6,000	Banco Latinoamericano de Comercio Exterior S.A. - Cl. E (Panama)	96,300
4,200	Banco Santander Chile - ADR (Chile)	317,940
5,000	BanColombia S.A. - ADR (Colombia)	297,800
81,000	Bank of America Corp. (United States)	450,360
12,951	Citigroup, Inc. (United States)	340,741
50,000	Grupo Financiero Banorte S.A.B. de C.V. - Cl. O (Mexico)	151,633

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Strategic Latin America Fund

Schedule of Investments

As of December 31, 2011 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	FINANCIALS (Continued)
30,000	MetLife, Inc. (United States)	$935,400
		2,913,001

	Industrials – 8.3%
5,000	Copa Holdings S.A. - Cl. A (Panama)	293,350
185,800	Empresas ICA S.A.B. de C.V. - ADR (Mexico)*	888,124
100,000	Ferreyros S.A. (Peru)	84,554
71,000	Grana y Montero S.A. (Peru)	176,414
2,000	Grupo Aeroportuario del Sureste S.A.B. de C.V. - ADR (Mexico)	111,880
15,000	Lan Airlines S.A. - ADR (Chile)	348,600
30,000	Salfacorp S.A. (Chile)	74,350
		1,977,272

	Materials – 12.9%
383,804	Cemex S.A.B. de C.V. - ADR (Mexico)*	2,068,703
100,000	Corp Aceros Arequipa S.A. (Peru)	70,462
20,000	Empresas CMPC S.A. (Chile)	73,417
4,000	Sociedad Quimica y Minera de Chile S.A. - ADR (Chile)	215,400
9,000	Southern Copper Corp. (Peru)	271,620
17,000	Vale S.A. - ADR (Brazil)	364,650
		3,064,252

	Telecommunication Services – 3.8%
40,000	America Movil S.A.B. de C.V. - ADR (Mexico)	904,000

	Utilities – 3.9%
50,000	Empresa de Distribucion Electrica de Lima Norte S.A. (Peru)	71,389
501,576	Empresa de Energia de Bogota S.A. (Colombia)	304,025
27,000	Enersis S.A. - ADR (Chile)	476,010
28,000	Luz del Sur SAA (Peru)	67,910
		919,334
	Total Common Stocks (Cost $15,663,845)	12,534,988

	Exchange Traded Funds – 2.6%
10,000	Financial Select Sector SPDR Fund (United States)	130,000
5,000	iShares MSCI All Peru Capped Index Fund (Peru)	191,850
1,500	iShares MSCI Chile Investable Market Index Fund (Chile)	86,565
4,000	iShares MSCI Mexico Investable Market Index Fund (Mexico)	215,040

	Total Exchange Traded Funds (Cost $695,337)	623,455

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Strategic Latin America Fund

Schedule of Investments

As of December 31, 2011 (Unaudited)

Principal Amount		Value

	Short-Term Investments – 1.7%
$390,182	UMB Money Market Fiduciary (United States), 0.01%	$390,182
	Total Short-Term Investments (Cost $390,182)	390,182

	Total Investments – 100.4% (Cost $27,652,292)	23,870,798
	Liabilities in Excess of Other Assets – (0.4)%	(95,370)
	Total Net Assets – 100.0%	$23,775,428

ADR – American Depositary Receipt
LLC – Limited Liability Company

* Non-income producing security.
[1] Callable.

See accompanying Notes to Schedule of Investments.

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Strategic Latin America Fund

SUMMARY OF INVESTMENTS

As of December 31, 2011 (Unaudited)

Country	Percent of Total Net Assets
Mexico	50.4%
Brazil	15.2%
United States	13.5%
Chile	6.7%
Peru	6.4%
Colombia	4.4%
Panama	1.6%
Argentina	1.5%
Germany	0.7%
Total Investments	100.4%
Liabilities in Excess of Other Assets	(0.4)%
Total Net Assets	100.0%

See accompanying Notes to Schedule of Investments.

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Strategic Latin America Fund

NOTES TO SCHEDULE OF INVESTMENTS – December 31, 2011 (Unaudited)

Note 1 – Organization

Strategic Latin America Fund (the “Fund”) was organized as a diversified series of Investment Managers Series Trust, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund’s primary investment objective is to provide income and long-term capital appreciation. The Fund commenced investment operations on May 3, 2010.

Note 2 –Accounting Policies

The following is a summary of the significant accounting policy consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

(a) Valuation of Investments

The Fund values equity securities at the last reported sale price on the principal exchange or in the principal over the counter (OTC) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if there are no sales, at the mean between the last available bid and asked prices on that day. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). Debt securities are valued at the mean between the last available bid and asked prices for such securities, or if such prices are not available, at the bid price obtained from at least one broker-dealer or at prices for securities of comparable maturity, quality and type. All other types of securities, including restricted securities and securities for which market quotations are not readily available, are valued at fair value as determined in accordance with procedures established in good faith by the Board of Trustees. Short-term securities with remaining maturities of sixty days or less are valued at amortized cost, which approximates market value.

Fair value pricing may be applied to foreign securities held by the Fund upon the occurrence of an event after the close of trading on non-U.S. markets but before the close of trading on the NYSE when the Fund’s NAV is determined. If the event may result in a material adjustment to the price of the Fund’s foreign securities once non-U.S. markets open on the following business day (such as, for example, a significant surge or decline in the U.S. market), the Fund may value such foreign securities at fair value, taking into account the effect of such event, in order to calculate the Fund’s NAV. Other types of portfolio securities that the Fund may fair value include, but are not limited to: (1) investments that are illiquid or traded infrequently, including “restricted” securities and private placements for which there is no public market; (2) investments for which, in the judgment of the Advisor, the market price is stale; (3) securities of an issuer that has entered into a restructuring; (4) securities for which trading has been halted or suspended; and (5) fixed income securities for which there is not a current market value quotation.

(b) Foreign Currency Translation

The Fund’s records are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the reporting period. The currencies are translated into U.S. dollars by using the exchange rates quoted prior to when the Fund’s net asset value is next determined. Purchases and sales of investment securities, income and expenses are translated on the respective dates of such transactions.

The Fund does not isolate that portion of its net realized and unrealized gains and losses on investments resulting from changes in foreign exchange rates from the impact arising from changes in market prices. Such fluctuations are included with net realized and unrealized gain or loss from investments and foreign currency.

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Strategic Latin America Fund

NOTES TO SCHEDULE OF INVESTMENTS – December 31, 2011 (Unaudited)

Continued

Net realized foreign currency transaction gains and losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the differences between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency translation gains and losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rates.

Note 3 – Federal Income Tax Information

At December 31, 2011, gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes were as follows:

Cost of investments	$27,707,163

Gross unrealized appreciation	$161,031
Gross unrealized depreciation	(3,997,397)
Net unrealized depreciation	$(3,836,366)

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

Note 4 –Fair Value Measurements and Disclosure

Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized into three broad levels as described below:

  Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

  Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

  Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

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Strategic Latin America Fund

NOTES TO SCHEDULE OF INVESTMENTS – December 31, 2011 (Unaudited)

Continued

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of December 31, 2011, in valuing the Fund’s assets carried at fair value:

	Level 1 (Quoted Price)	Level 2* (Other Significant Observable Inputs)	Level 3** (Significant Unobservable Inputs)	Total
Investments, at Value:
Common Stocks[1]	$12,534,988	$-	$-	$12,534,988
Exchange Traded Funds	623,455	-	-	623,455
Foreign Corporate Bonds	-	10,322,173	-	10,322,173
Short-Term Investments	390,182	-	-	390,182
Total Investments, at Value	$13,548,625	$10,322,173	$-	$23,870,798

1 All common stocks held in the Fund are Level 1 securities. For a detailed break-out of common stocks by major industry classification, please refer to the Schedule of Investments.

*In accordance with procedures established by, and under the general supervision of, the Fund’s Board of Trustees, the values of certain debt securities listed or traded on foreign security exchanges may be adjusted due to changes in the value of U.S.-traded securities. In this circumstance $10,322,173 of investment securities were classified as level 2 instead of level 1.

**The fund did not hold any Level 3 securities at December 31, 2011.

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Item 2. Controls and Procedures.

(a)	The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith.

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SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Strategic Latin America Fund, a series of Investment Managers Series Trust

By:	/s/ JOHN P. ZADER

Title:	John P. Zader, President
Date:	2/28/12

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*	/s/ JOHN P. ZADER
(Signature and Title)	John P. Zader, President
Date:	2/28/12

By:*	/s/ RITA DAM
(Signature and Title)	Rita Dam, Treasurer
Date:	2/28/12

* Print the name and title of each signing officer under his or her signature.

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